CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings/(accumulated deficit) CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of the period at Dec. 31, 2014	¥ 3,368,810	¥ 390	¥ 2,966,980		¥ 401,440		¥ 26,893		¥ 3,395,703
Shares outstanding, beginning of the period at Dec. 31, 2014 | shares		586,200,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	1,331,755				1,331,755		(137)		1,331,618
Distribution of dividends	(115,000)				(115,000)				(115,000)
Foreign currency translation adjustments	(13,749)					¥ (13,749)			(13,749)
Ordinary shares consideration for business acquisitions	1,314,569		1,314,569						1,314,569
Ordinary shares consideration for business acquisitions (in shares) | shares		13,800,000
Acquisition of noncontrolling interest of the Group's subsidiaries	(228)		(228)				(14,772)		(15,000)
Change in redemption value of convertible redeemable preferred shares	(28,775)				(28,775)				(28,775)
Balance at ending of the period at Dec. 31, 2015	5,857,382	¥ 390	4,281,321		1,589,420	(13,749)	11,984		5,869,366
Shares outstanding, end of the period at Dec. 31, 2015 | shares		600,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	2,053,855				2,053,855		(2,252)		2,051,603
Foreign currency translation adjustments	308,398					308,398			308,398
Ordinary shares consideration for business acquisitions	30,066	¥ 9	30,057						30,066
Ordinary shares consideration for business acquisitions (in shares) | shares		13,826,522
Conversion of redeemable and contingently convertible share units	236,181	¥ 2	236,179						236,181
Conversion of redeemable and contingently convertible share units (in shares) | shares		3,504,000
Ordinary shares issued for share based compensation	71,019	¥ 1	71,018						71,019
Ordinary shares issued for share based compensation (in shares) | shares		1,054,164
Share based compensation related share options	502		502						502
Additional capital contribution from shareholders	11,789		11,789						11,789
Capital contribution from noncontrolling interest shareholder	4,000		4,000				6,000		10,000
Acquisition of noncontrolling interest of the Group's subsidiaries	11,139		11,139				(10,018)		1,121
Change in redemption value of convertible redeemable preferred shares	(133,568)				(133,568)				(133,568)
Conversion of preferred shares into Class A ordinary shares upon IPO	2,110,423	¥ 20	2,110,403						2,110,423
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) | shares		30,079,918
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance costs RMB339,355	9,183,847	¥ 49	9,183,798						9,183,847
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance costs RMB339,355 (in shares) | shares		72,100,000
Balance at ending of the period at Dec. 31, 2016	19,745,033	¥ 471	15,940,206		3,509,707	294,649	5,714		19,750,747
Shares outstanding, end of the period at Dec. 31, 2016 | shares		720,564,604
Increase (Decrease) in Stockholders' Equity
Net income (loss)	3,159,663				3,159,663		(763)	$ 485,515	3,158,900
Foreign currency translation adjustments	(590,545)					(590,545)		(90,765)	(590,545)
Ordinary shares issued for share based compensation	23,302		23,302						23,302
Share based compensation related share options	1,004		1,004						1,004
Share based compensation related to restricted share units	16,419		16,419						16,419
Repurchase of ordinary shares	(914,611)			¥ (914,611)					(914,611)
Repurchase of ordinary shares (in shares) | shares		(9,759,888)
Capital contribution from noncontrolling interest shareholder							1,000		1,000
Acquisition of noncontrolling interest of the Group's subsidiaries	(4,952)		(4,952)				53		(4,899)
Balance at ending of the period at Dec. 31, 2017	¥ 21,435,313	¥ 471	¥ 15,975,979	¥ (914,611)	¥ 6,669,370	¥ (295,896)	¥ 6,004	$ 3,295,470	¥ 21,441,317
Shares outstanding, end of the period at Dec. 31, 2017 | shares		710,804,716